LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

February 4, 2020

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Listed Funds Trust (the “Trust”)
TrueMark Structured Outcome (January) ETF
TrueMark Structured Outcome (February) ETF
TrueMark Structured Outcome (March) ETF
TrueMark Structured Outcome (April) ETF
TrueMark Structured Outcome (May) ETF
TrueMark Structured Outcome (June) ETF
TrueMark Structured Outcome (July) ETF
TrueMark Structured Outcome (August) ETF
TrueMark Structured Outcome (September) ETF
TrueMark Structured Outcome (October) ETF
TrueMark Structured Outcome (November) ETF
TrueMark Structured Outcome (December) ETF (the "new series")
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add the above new series, is Post-Effective Amendment No. 36 and Amendment No. 38 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Kent Barnes at (414) 765-6511 or kent.barnes@usbank.com.

Sincerely,

/s/ Kent P. Barnes
Kent P. Barnes
Secretary